Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	May 20, 2019
Document Creation Date	dei_DocumentCreationDate	May 17, 2019